J.P. Morgan Funds
Supplement dated September 2, 1998 to the following Prospectuses:

J.P. Morgan Short Term Bond Fund, dated March 2, 1998
J.P. Morgan Bond Fund, dated March 2, 1998
J.P. Morgan Fixed Income Funds, dated March 13, 1998

Effective immediately, the Investments table is amended as follows:

                            *  Permitted
                            0  Permitted but not typically used
                           --  Not permitted

--------------------------------------------------- ------------------------------------------ -----------------------
                                                                                               Short Term Bond
                                                    Principal Types of Risk                    Bond

--------------------------------------------------- ------------------------------------------ -----------------------
--------------------------------------------------- ------------------------------------------ -----------------------
Mortgages    (directly    held)    Domestic   debt  credit,    extension,    interest   rate,
instrument  which  gives  the  lender  a  lien  on  market,   natural   event,    prepayment,
property as security for the loan repayment.        valuation
--------------------------------------------------- ------------------------------------------ -----------------------